LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Incremental borrowing rate for operating lease	10.00%		10.00%	7.00%
Operating lease principal payments	$ 90	$ 65
Incurred finance lease principal payments	408	$ 163
Operating lease right of use asset, net	$ 537		$ 616		$ 672
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	5.20%		5.20%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	13.40%		13.40%